GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Accumulated impairment	$ 4,644
Increase in goodwill	41,300
Net carrying amount	81,967	$ 43,885
Purchased Intangibles [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Total amortization expense	19,900	15,200	$ 9,300
Net carrying amount	81,967
Capitalized Software Development [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Net carrying amount	$ 0	$ 200
Minimum [Member] | Purchased Intangibles [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Estimated useful life	5 years
Maximum [Member] | Purchased Intangibles [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Estimated useful life	10 years